Note 13 - Income Taxes	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Income Tax Disclosure [Text Block]

Note 13 - Income Taxes

The components of income tax expense for the years ended December 31, 2021 and 2020 are as follows (in thousands):

	2021	2020
Federal:
Current	$2,045	$1,442
Deferred	(336)	(566)
Total federal	1,709	876
State, current	783	416
Total	$2,492	$1,292

The following table presents the reconciliation between the reported income tax expense and the income tax expense which would be computed by applying the normal federal income tax rate of 21% to income before taxes for the years ended December 31, 2021 and 2020, respectively, as follows (in thousands):

	2021		2020
	Amount	Rate	Amount	Rate
Federal income tax at statutory rate	$1,868	21.0%	$953	21.0%
State tax, net of federal benefit	618	7.0	328	7.2
Stock compensation expense	20	0.2	23	0.5
Other	(14)	(0.2)	(12)	(0.3)
Total	$2,492	28.0%	$1,292	28.4%

The components of the net deferred tax asset at December 31, 2021 and 2020 are as follows (in thousands):

	2021	2020
Deferred tax assets:
Allowance for loan losses	$1,105	$643
Deferred loan fees	554	642
Stock-based compensation	6	6
Interest on non-accrual loans	--	3
Total deferred tax assets	1,665	1,294

Deferred tax liabilities:
Bank premises and equipment	(199)	(168)
Unrealized gain on investment securities available for sale	(6)	(31)
Intangible	(21)	(17)
Total deferred tax liabilities	(226)	(216)

Net Deferred Tax Asset	$1,439	$1,078

The net deferred tax asset at December 31, 2021 and 2020 of $1.4 million and $1.1 million, respectively, is included in other assets.  No valuation allowance was established at December 31, 2021 and 2020, in view of the Company’s tax strategies and anticipated future taxable income as evidenced by the Company’s earnings potential.